Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income		$ 3,771	$ 3,626	$ 4,467
Net (income) attributable to noncontrolling interests		(12)	(9)	(26)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		3,759	3,617	4,441
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses	[1]	(231)	336	(25)
Pension plan contributions		(6)	(25)	(45)
Depreciation and amortization		1,867	1,630	1,315
Deferred tax (benefit)		257	(193)	(69)
Net securities (gains) losses		(5)	(33)	18
Change in trading assets and liabilities		(1,898)	(496)	(5,167)
Change in accruals and other, net		(905)	202	(372)
Net cash provided by operating activities		2,838	5,038	96
Investing activities
Change in interest-bearing deposits with banks		1,225	(1,393)	(970)
Change in interest-bearing deposits with the Federal Reserve and other central banks		35,073	(42,857)	(26,763)
Purchases of securities held-to-maturity		(8,921)	(29,651)	(8,822)
Paydowns of securities held-to-maturity		11,339	9,291	5,149
Maturities of securities held-to-maturity		1,872	7,097	3,192
Purchases of securities available-for-sale		(54,239)	(68,430)	(46,435)
Sales of securities available-for-sale		13,545	13,316	11,444
Paydowns of securities available-for-sale		12,775	10,476	7,516
Maturities of securities available-for-sale		17,221	27,592	26,504
Net change in loans		(11,350)	(1,271)	1,486
Sales of loans and other real estate		1	15	147
Change in federal funds sold and securities purchased under resale agreements		1,233	(708)	16,615
Net change in seed capital investments		171	18	74
Purchases of premises and equipment/capitalized software		(1,215)	(1,222)	(1,210)
Proceeds from the sale of premises and equipment		34	0	0
Proceeds from the sale of an equity method investment		0	0	849
Acquisitions, net of cash		(170)	0	0
Dispositions, net of cash		8	0	0
Other, net		1,070	(728)	676
Net cash provided by (used for) investing activities		19,672	(78,455)	(10,548)
Financing activities
Change in deposits		(17,896)	77,523	20,663
Change in federal funds purchased and securities sold under repurchase agreements		418	(361)	(2,822)
Change in payables to customers and broker-dealers		128	5,977	(981)
Change in other borrowed funds		397	(270)	(2,651)
Change in commercial paper		0	(3,959)	2,020
Net proceeds from the issuance of long-term debt		5,186	2,993	2,993
Repayments of long-term debt		(4,650)	(5,200)	(5,250)
Proceeds from the exercise of stock options		50	46	65
Issuance of common stock		13	12	21
Issuance of preferred stock		1,287	1,567	0
Treasury stock acquired		(4,567)	(989)	(3,327)
Redemption of preferred stock		(1,000)	(583)	0
Common cash dividends paid		(1,126)	(1,117)	(1,120)
Preferred cash dividends paid		(197)	(179)	(169)
Amortization of preferred stock discount		10	15	0
Other, net		(15)	33	17
Net cash (used for) provided by financing activities		(21,962)	75,508	9,459
Effect of exchange rate changes on cash		(84)	61	2
Change in cash and due from banks and restricted cash
Change in cash and due from banks and restricted cash		464	2,152	(991)
Cash and due from banks and restricted cash at beginning of period		9,419	7,267	8,258
Cash and due from banks and restricted cash at end of period		9,883	9,419	7,267
Cash and due from banks at end of period (unrestricted cash)		6,061	6,252	4,830
Restricted cash at end of period		3,822	3,167	2,437
Cash and due from banks and restricted cash at end of period		9,883	9,419	7,267
Supplemental disclosures
Interest paid		233	1,236	4,400
Income taxes paid		473	1,341	989
Income taxes refunded		$ 42	$ 60	$ 669

[1]	The provision for credit losses for 2021 and 2020 relates to the financial instruments within the scope of ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments.